Consolidated Balance Sheet Components (Details) - Schedule of property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment [Abstract]
Leasehold improvements	$ 2,056	$ 256
Lab equipment	1,569	437
Office furniture & fixtures	208
Computer equipment	140
Capitalized software	90
Total property and equipment	4,063	693
Less: accumulated depreciation and amortization	(377)
Property and equipment, net	$ 3,686	$ 693